TAXES ON INCOME (Detail Textuals) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2016	May. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Note [Line Items]
Tax-exempt profits earned from Benefited Enterprises			$ 7
Cypriot Subsidiary
Income Tax Note [Line Items]
Corporate tax rate				12.50%
Defence tax rate		30.00%
Israeli Subsidiary
Income Tax Note [Line Items]
Reduced corporate tax rate			9.00%
Israeli Subsidiary | Maximum
Income Tax Note [Line Items]
Percentage of withholding tax rate			25.00%
Israeli Subsidiary | Minimum
Income Tax Note [Line Items]
Percentage of withholding tax rate			10.00%
Preferred Enterprise
Income Tax Note [Line Items]
Reduced corporate tax rate			16.00%
Tax rate percentage on location of specified development zone			9.00%
ISRAEL
Income Tax Note [Line Items]
Corporate tax rate			26.50%	26.50%	25.00%
Subsequent Event | ISRAEL
Income Tax Note [Line Items]
Corporate tax rate	25.00%